Summary of Significant Accounting Policies (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) SUPPLIER CUSTOMER SEGMENT	Dec. 31, 2021 USD ($) CUSTOMER SUPPLIER	Dec. 31, 2020 USD ($) CUSTOMER SUPPLIER
Significant Accounting Policies [Line Items]
Restricted cash	$ 5,419		$ 8,316	$ 5,276
Deferred service cost	1,000		1,300
Deferred commissions	5,500		2,800	4,800
Deferred revenue	2,500	$ 3,900	$ 3,900	4,500
Additional paid in capital	9,500
Number of operating segments | SEGMENT			1
Off-balance sheet credit exposure			$ 0
Capitalized internal-use software development costs			1,500	1,100	$ 500
Internal-use software ,remaining unamortized balance			2,700	1,700
Impairment charges			0	0	0
Deferred transaction costs			1,100
Advertising Expense			$ 0	$ 0	$ 0
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers | CUSTOMER			3	1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			27.00%	50.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			18.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Number of customers | CUSTOMER			1	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			47.00%	63.00%	81.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Significant Accounting Policies [Line Items]
Number of customers | SUPPLIER			3	4	2
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage					89.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			74.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Four [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage				87.00%
Additional Paid-in Capital [Member]
Significant Accounting Policies [Line Items]
Additional paid in capital	5,700
Restricted Cash [Member]
Significant Accounting Policies [Line Items]
Restricted cash	$ 3,800		$ 3,900	$ 0